Investments in Private Companies (Tables)	12 Months Ended
Mar. 31, 2021
Investments in Private Companies [Abstract]
Schedule of investments in private companies

The following table is a rollforward of the investments in Intensity and Sentien as of March 31, 2020 and 2021:

(In thousands)	Intensity	Sentien	Total

Balance as of April 1, 2019	$4,500	$700	$5,200
Acquisition of Intensity Holdings Limited	1,298	–	1,298
Unrealized gain (loss) on investment	1,611	(700)	911
Balance as of March 31, 2020	7,409	–	7,409
Unrealized gain (loss) on investment	–	–	–
Balance as of March 31, 2021	$7,409	$–	$7,409